Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Provision for staff bonus and unused annual leave	$ 25,619	$ 58,603
Accrued staff salaries	27,094	129,737
Accrued administrative expenses	116,314	309,028
Other payables	255	5,051
Total	$ 169,282	$ 502,419